Share-Based Compensation - Summary of Aggregate Options Activity and Information Regarding Options Outstanding (Details) ¥ / shares in Units, ¥ in Thousands, shares in Thousands		12 Months Ended
	Jan. 22, 2019 $ / shares	Feb. 28, 2023 ¥ / shares shares	Feb. 28, 2022 ¥ / shares shares	Feb. 28, 2021 CNY (¥) ¥ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of Options, Options outstanding, Beginning of period | shares		3,898	4,090
Number of Options, Forfeited | shares		(93)	(122)
Number of Options, Expired | shares		(592)	(70)
Number of Options, Options outstanding, End of period | shares		3,213	3,898	4,090
Number of Options, Options vested or expected to vest | shares		3,213
Number of Options, Options exercisable | shares		2,790
Weighted Average Exercise Price, Options outstanding, Beginning of period | ¥ / shares		¥ 14.49	¥ 14.96
Weighted Average Exercise Price, Granted | $ / shares	$ 4.6
Weighted Average Exercise Price, Forfeited | ¥ / shares		25.46	27.12
Weighted Average Exercise Price, Expired | ¥ / shares		13.60	19.91
Weighted Average Exercise Price, Options outstanding, End of period | ¥ / shares		14.34	¥ 14.49	¥ 14.96
Weighted Average Exercise Price, Options vested or expected to vest | ¥ / shares		14.34
Weighted Average Exercise Price, Options exercisable | ¥ / shares		¥ 13.92
Weighted Average Remaining Contract Life (Years), Options outstanding		4 years 10 months 28 days	5 years 10 months 28 days	6 years 11 months 8 days
Weighted Average Remaining Contract Life (Years), Forfeited		7 years 7 months 28 days	8 years 5 months 8 days
Weighted Average Remaining Contract Life (Years), Expired		4 years 6 months 25 days	5 years 5 months 4 days
Weighted Average Remaining Contract Life (Years), Options vested or expected to vest		4 years 11 months 26 days
Weighted Average Remaining Contract Life (Years), Options exercisable		4 years 6 months 21 days
Aggregate Intrinsic Value, Options outstanding | ¥				¥ 29,428